Loss per Share - Summary of Loss per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	$ (212,393)	$ (60,361)	$ (35,625)
Weighted average number of shares	549,080	454,267	407,344
Basic and diluted	$ (0.39)	$ (0.13)	$ (0.09)